Fees Summary	Jun. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,213,500
Previously Paid Amount	0.00
Total Fee Amount	951.29
Total Offset Amount	0.00
Net Fee	951.29
Narrative - Max Aggregate Offering Price	$ 6,213,500
Final Prospectus	true